Financial risk management (Details) £ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2022 GBP (£) item	Dec. 31, 2021 GBP (£)	Dec. 31, 2022 USD ($)
Financial risk management
Book value	£ 3,574.0	£ 1,256.0
Bond Debt
Financial risk management
Fair market value	2,826.0	1,272.0
Book value	2,987.0	1,254.0
Liquidity Risk
Financial risk management
Required headroom of unrestricted cash and available committed facilities	£ 600.0
Minimum period for which Treasury Committee manages financing requirements and associated headroom	12 months
Unrestricted cash	£ 867.0
Combined headroom	£ 1,694.0	785.0
Advance period for financing debt maturities	12 months
Liquidity Risk | Revolving credit facility
Financial risk management
Available commitments	£ 827.0		$ 1.0
Notional amount of debt		550.0	$ 1.0
Number of relationship banks | item	16
Liquidity Risk | €400m bond, €500m bond, €600m bond
Financial risk management
Increase in coupon payable percentage, in the event that the Group is downgraded to BB+ or below	1.25%
Period for redemption of bonds	120 days
Credit risk | Below A-
Financial risk management
Balances with banks	£ 36.0	11.0
Credit risk | Below A- | Single bank
Financial risk management
Balances with banks	£ 14.0	£ 2.0
Foreign exchange risk
Financial risk management
Foreign currencies as a percentage of Group's adjusted operating profit	104.00%
Threshold amount of foreign currencies exposure covered by foreign exchange derivatives	£ 0.5
Percentage of movement in risk assumption	10.00%		10.00%
Foreign exchange risk | US dollar
Financial risk management
Foreign currencies as a percentage of Group's adjusted operating profit	48.00%
Threshold amount of foreign currencies exposure covered by foreign exchange derivatives	£ 5.0
Percentage of net debt	66.00%	57.00%
Percentage of movement in risk assumption	10.00%		10.00%
Increase (decrease) in adjusted operating profit due to reasonably possible movement in risk assumption	£ 25.0	£ 19.0
Decrease (increase) in interest payable due to reasonably possible movement in risk assumption	3.0	2.0
Increase (decrease) in other comprehensive income due to reasonably possible movement in risk assumption	377.0	50.0
Increase (decrease) in other comprehensive income due to reasonably possible movement in risk assumption, offsetting impact of net investment hedging	£ 210.0	£ 54.0
Foreign exchange risk | Euro
Financial risk management
Foreign currencies as a percentage of Group's adjusted operating profit	29.00%
Percentage of net debt	23.00%	45.00%
Percentage of movement in risk assumption	10.00%		10.00%
Increase (decrease) in adjusted operating profit due to reasonably possible movement in risk assumption	£ 15.0	£ 16.0
Decrease (increase) in interest payable due to reasonably possible movement in risk assumption	3.0	1.0
Increase (decrease) in other comprehensive income due to reasonably possible movement in risk assumption	0.0	5.0
Increase (decrease) in other comprehensive income due to reasonably possible movement in risk assumption, offsetting impact of net investment hedging	£ 46.0	42.0
Foreign exchange risk | Other currencies
Financial risk management
Percentage of net debt	11.00%
Interest rate risk
Financial risk management
Percentage of estimated future interest rate exposures (excluding pensions) to be fixed	50.00%
Minimum period for which estimated future interest rate exposures are to be fixed	12 months
Interest rate risk | Euro
Financial risk management
Percentage of movement in risk assumption	1.00%		1.00%
Increase (decrease) in market value of the Group's bond liabilities due to reasonably possible increase in designated risk component	£ (128.0)	(62.0)
Income statement impact due to reasonably possible increase in designated risk component	0.0
Interest rate risk | Bond Debt
Financial risk management
Fair market value	2,826.0	1,272.0
Book value	£ 2,987.0	£ 1,254.0